Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
October 31, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—8.2%
125,628	[1]	Alphabet, Inc., Class A	$ 15,587,922
341,396	[1]	Altice USA, Inc.	986,634
145,023	[1]	CarGurus, Inc.	2,498,746
65,486	[1]	Cars.com, Inc.	997,352
15,554		Comcast Corp., Class A	642,225
43,723	[1]	Match Group, Inc.	1,512,816
36,641	[1]	Meta Platforms, Inc.	11,038,834
1,866	[1]	Netflix, Inc.	768,214
68,552	[1]	Spotify Technology SA	11,294,627
136,629	[1]	ZoomInfo Technologies, Inc.	1,770,712
		TOTAL	47,098,082
		Consumer Discretionary—11.4%
175,840		Advance Auto Parts, Inc.	9,148,955
51,083	[1]	Airbnb, Inc.	6,042,608
74,884	[1]	Amazon.com, Inc.	9,966,312
564	[1]	AutoZone, Inc.	1,397,101
32,581	[1]	Bright Horizons Family Solutions, Inc.	2,412,949
10,527		D. R. Horton, Inc.	1,099,019
27,354	[1]	DoorDash, Inc.	2,050,182
8,683	[1]	Duolingo, Inc.	1,268,152
47,545		eBay, Inc.	1,865,190
63,698	[1]	Expedia Group, Inc.	6,069,783
312,671		Gap (The), Inc.	4,002,189
53,197	[1]	Goodyear Tire & Rubber Co.	633,044
7,144		McDonald’s Corp.	1,872,943
2,844		Murphy USA, Inc.	1,031,490
2,196	[1]	O’Reilly Automotive, Inc.	2,043,246
85,372		PVH Corp.	6,347,408
35,520	[1]	Royal Caribbean Cruises, Ltd.	3,009,610
11,639	[1]	Ulta Beauty, Inc.	4,438,067
5,444		Wingstop, Inc.	995,000
		TOTAL	65,693,248
		Consumer Staples—6.9%
56,627		Albertsons Cos., Inc.	1,228,806
16,079		Archer-Daniels-Midland Co.	1,150,774
4,108		Church and Dwight, Inc.	373,581
11,835		Colgate-Palmolive Co.	889,045
95,944	[1]	Hain Celestial Group, Inc.	1,060,181
27,996		Hershey Foods Corp.	5,245,051
2,067		Kimberly-Clark Corp.	247,296
194,483		Kroger Co.	8,823,694
10,533		Lamb Weston Holdings, Inc.	945,863
76,322		PepsiCo, Inc.	12,461,856
24,939		Procter & Gamble Co.	3,741,598
20,892		WalMart, Inc.	3,413,962
		TOTAL	39,581,707

Shares			Value
		COMMON STOCKS—continued
		Energy—4.2%
28,387		Civitas Resources, Inc.	$ 2,141,231
17,215		Devon Energy Corp.	801,703
63,055		Marathon Oil Corp.	1,722,032
92,549		Marathon Petroleum Corp.	13,998,036
5,184		ONEOK, Inc.	337,997
3,695		Valero Energy Corp.	469,265
50,712	[1]	Weatherford International PLC	4,720,780
		TOTAL	24,191,044
		Financials—12.1%
27,571		American International Group, Inc.	1,690,378
25,851		Ameriprise Financial, Inc.	8,131,949
34,788		Apollo Global Management, Inc.	2,693,983
113,908		Bank of New York Mellon Corp.	4,841,090
2,218	[1]	Berkshire Hathaway, Inc., Class B	757,070
9,573		Cboe Global Markets, Inc.	1,568,919
5,607		Chubb Ltd.	1,203,374
4,534	[1]	Coinbase Global, Inc.	349,662
107,141		Fidelity National Information Services, Inc.	5,261,695
47,662	[1]	Green Dot Corp.	532,861
11,137		Hartford Financial Services Group, Inc.	818,013
46,999		Interactive Brokers Group, Inc., Class A	3,763,210
10,660		Jackson Financial, Inc.	391,329
9,845		JPMorgan Chase & Co.	1,369,046
8,306		Marsh & McLennan Cos., Inc.	1,575,233
4,610		Mastercard, Inc.	1,734,973
2,279		MSCI, Inc., Class A	1,074,662
38,160		Northern Trust Corp.	2,515,126
147,888	[1]	PayPal Holdings, Inc.	7,660,598
31,747	[1]	PROG Holdings, Inc.	869,550
87,319		Prudential Financial, Inc.	7,984,449
42,541		State Street Corp.	2,749,425
45,696		The Travelers Cos., Inc.	7,651,338
51,304		Virtu Financial, Inc.	948,611
1,334		Visa, Inc., Class A	313,623
66,109		Western Union Co.	746,371
		TOTAL	69,196,538
		Health Care—13.9%
85,244		AbbVie, Inc.	12,034,748
4,528	[1]	Align Technology, Inc.	835,824
27,639	[1]	AnaptysBio, Inc.	450,792
10,980	[1]	Biogen, Inc.	2,608,189
27,104		Bristol-Myers Squibb Co.	1,396,669
77,104	[1]	Centene Corp.	5,318,634
6,630		CVS Health Corp.	457,536
31,522		Dentsply Sirona, Inc.	958,584
243,370	[1]	Elanco Animal Health, Inc.	2,144,090
7,124		Elevance Health, Inc.	3,206,441
11,766		Eli Lilly & Co.	6,517,540
25,086	[1]	GE HealthCare Technologies, Inc.	1,669,975
102,133		Gilead Sciences, Inc.	8,021,526
12,008		Humana, Inc.	6,288,470
65,514	[1]	Incyte Genomics, Inc.	3,533,170

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
30,517		Johnson & Johnson	$ 4,526,892
4,261		McKesson Corp.	1,940,289
66,227		Merck & Co., Inc.	6,801,513
1,866	[1]	Molina Healthcare, Inc.	621,285
37,635	[1]	Myriad Genetics, Inc.	586,353
34,504	[1]	Nevro Corp.	497,893
36,671	[1]	Omnicell, Inc.	1,303,287
145,028	[1]	Teladoc Health, Inc.	2,398,763
6,814		Teleflex, Inc.	1,258,886
2,404		The Cigna Group	743,317
2,274	[1]	United Therapeutics Corp.	506,784
8,264	[1]	Vertex Pharmaceuticals, Inc.	2,992,477
		TOTAL	79,619,927
		Industrials—9.9%
26,808		3M Co.	2,438,188
9,652		AGCO Corp.	1,106,698
3,602		Allegion PLC	354,293
68,225		Allison Transmission Holdings, Inc.	3,439,904
31,041		Booz Allen Hamilton Holding Corp.	3,722,747
12,965	[1]	Builders Firstsource, Inc.	1,406,962
20,328		Caterpillar, Inc.	4,595,144
8,227	[1]	Ceridian HCM Holding, Inc.	526,610
4,423		Emerson Electric Co.	393,514
5,544		L3Harris Technologies, Inc.	994,649
5,425		Lennox International, Inc.	2,010,180
14,625		Manpower, Inc.	1,023,311
28,990	[1]	Openlane, Inc.	389,336
40,417		Paychex, Inc.	4,488,308
39,303		Pentair PLC	2,284,290
5,691		Robert Half, Inc.	425,516
5,292		Rockwell Automation, Inc.	1,390,791
9,688		Ryder System, Inc.	944,968
19,159	[1]	SkyWest, Inc.	807,935
9,872	[1]	SPX Technologies, Inc.	790,945
19,235		Trane Technologies PLC	3,660,613
5,540		TransUnion	243,095
8,632	[1]	Trex Co., Inc.	485,205
48,662	[1]	Uber Technologies, Inc.	2,106,091
50,565	[1]	United Airlines Holdings, Inc.	1,770,281
2,987	[1]	United Rentals, Inc.	1,213,528
37,605		Verisk Analytics, Inc.	8,549,873
67,921	[1]	XPO, Inc.	5,149,091
		TOTAL	56,712,066
		Information Technology—25.4%
1,446	[1]	Adobe, Inc.	769,359
126,882		Apple, Inc.	21,667,639
16,429	[1]	Arista Networks, Inc.	3,291,879
3,821	[1]	Braze, Inc.	162,698
14,602		Broadcom, Inc.	12,285,685
26,942	[1]	Cadence Design Systems, Inc.	6,462,039
21,864	[1]	Cirrus Logic, Inc.	1,463,358
132,676		Cisco Systems, Inc.	6,916,400

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,243	[1]	Commvault Systems, Inc.	$ 604,030
28,975	[1]	Crowdstrike Holdings, Inc.	5,121,911
86,056		Dell Technologies, Inc.	5,758,007
81,019	[1]	DXC Technology Co.	1,634,153
62,702	[1]	Enphase Energy, Inc.	4,989,825
6,106	[1]	F5, Inc.	925,609
5,022	[1]	HubSpot, Inc.	2,128,173
71,042		Microsoft Corp.	24,020,011
5,378	[1]	MongoDB, Inc.	1,853,205
2,174		Motorola Solutions, Inc.	605,372
77,188	[1]	Nutanix, Inc.	2,793,434
21,238		NVIDIA Corp.	8,660,856
8,471	[1]	Palo Alto Networks, Inc.	2,058,622
93,083		Pegasystems, Inc.	3,978,367
102,219	[1]	Pure Storage, Inc.	3,456,024
6,426	[1]	Qorvo, Inc.	561,761
30,815	[1]	Salesforce, Inc.	6,188,576
11,126	[1]	ServiceNow, Inc.	6,473,663
31,542		Skyworks Solutions, Inc.	2,735,953
4,694	[1]	Synaptics, Inc.	392,700
2,537	[1]	Synopsys, Inc.	1,190,969
14,816	[1]	Workday, Inc.	3,136,695
61,322	[1]	Zoom Video Communications, Inc.	3,678,094
		TOTAL	145,965,067
		Materials—2.3%
32,880		Albemarle Corp.	4,168,526
1,989		Linde PLC	760,116
119,921		Newmont Corp.	4,493,440
8,498		Nucor Corp.	1,255,920
2,299		Sherwin-Williams Co.	547,645
13,498		Steel Dynamics, Inc.	1,437,672
21,010		United States Steel Corp.	712,029
		TOTAL	13,375,348
		Real Estate—1.7%
235,920		Kilroy Realty Corp.	6,742,594
76,810		Macerich Co. (The)	746,593
3,672		Public Storage	876,543
42,302	[2]	SL Green Realty Corp.	1,239,026
		TOTAL	9,604,756
		Utilities—2.1%
8,218		Consolidated Edison Co.	721,458
44,651		Constellation Energy Corp.	5,041,991
16,302		Exelon Corp.	634,800
181,934		Vistra Corp.	5,952,880
		TOTAL	12,351,129
		TOTAL COMMON STOCKS (IDENTIFIED COST $516,401,821)	563,388,912
		INVESTMENT COMPANIES—2.3%
1,277,279		Federated Hermes Government Obligations Fund, Premier Shares, 5.26%[3]	1,277,279

Shares		Value
	INVESTMENT COMPANIES—continued
11,941,027	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3]	$ 11,941,027
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $13,217,692)	13,218,306
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $529,619,513)	576,607,218
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(2,429,716)
	TOTAL NET ASSETS—100%	$574,177,502
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$3,971,612	$12,747,520	$16,719,132
Purchases at Cost	$11,085,843	$35,088,551	$46,174,394
Proceeds from Sales	$(13,780,176)	$(35,896,436)	$(49,676,612)
Change in Unrealized Appreciation/Depreciation	$—	$(534)	$(534)
Net Realized Gain/(Loss)	$—	$1,926	$1,926
Value as of 10/31/2023	$1,277,279	$11,941,027	$13,218,306
Shares Held as of 10/31/2023	1,277,279	11,941,027	13,218,306
Dividend Income	$37,643	$161,514	$199,157

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$858,345	$1,277,279

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.